ACQUISITIONS (Details)					1 Months Ended			6 Months Ended		12 Months Ended
	Oct. 21, 2025 USD ($)	Apr. 28, 2025 USD ($) $ / shares shares	Oct. 09, 2024 USD ($) $ / shares shares	Aug. 05, 2024 USD ($) Vote Right shares	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 01, 2025	Apr. 25, 2025	Jan. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)
ACQUISITIONS
Goodwill							$ 1,728,108	$ 2,604,288		$ 5,216,788	$ 1,728,108				$ 2,246,619
Contingent consideration liability, net of current portion							434,174	330,226		330,226	434,174
Payments of debt								$ 1,931,197	$ 743,392	1,800,000	2,262,401
Owned Service Network
ACQUISITIONS
Goodwill							937,657			4,426,337	937,657				$ 2,246,619
Seller Notes
ACQUISITIONS
Extinguishment of debt										534,146
Total							1,434,959			1,070,813	$ 1,434,959
ATS and SESB
ACQUISITIONS
Estimated useful life		10 years
Goodwill		$ 3,488,680
Payments to acquire business		$ 0
Business combination, number of shares issued | shares		68,750
Share price of acquisition (in dollars per share) | $ / shares		$ 20.91
Consideration transferred, equity interests issued and issuable		$ 1,437,480
ATS
ACQUISITIONS
Estimated useful life		15 years
Goodwill		$ 2,669,975
Net loss of acquiree since acquisition date, actuals										483,000
Consideration transferred, equity interests issued and issuable		$ 980,100
ATS | Owned Service Network
ACQUISITIONS
Revenue of acquiree since acquisition date, actuals										1,288,000
SESB
ACQUISITIONS
Estimated useful life		11 years
Goodwill		$ 818,705
Net loss of acquiree since acquisition date, actuals										$ 225,000
Consideration transferred, equity interests issued and issuable		$ 457,380
Delivery Circle LLC
ACQUISITIONS
Goodwill				$ 791,000
Percentage of equity interests acquired				46.00%
Number of voting members | Right				4
Total number of voting members | Vote				7
Cash				$ 520,000
Revenue growth percentage										20.00%
Contingent consideration liability, net of current portion										$ 575,690
Payments to acquire business							$ 350,000
Unpaid cash consideration payable										$ 0
Annually paid										37.00%
Delivery Circle LLC | Owned Service Network
ACQUISITIONS
Revenue of acquiree since acquisition date, actuals										$ 0
Delivery Circle LLC | January 2025 Note
ACQUISITIONS
Debt instrument - interest														$ 6,000
Debt instrument - principal														$ 170,000
Interest rate (in percent)												18.00%		14.00%
Debt instrument - interest rate in case of default (in percentage)														19.00%
Debt instrument periodic payment principal	$ 149,790					$ 26,000
Accrued interest	3,336					14,000
Legal fees						3,000
Forbearance fee					$ 10,000
Payments of debt	$ 153,126
Delivery Circle LLC | Seller Notes
ACQUISITIONS
Debt instrument - interest														$ 6,000
Debt instrument - principal														$ 170,000
Interest rate (in percent)												18.00%		14.00%
Debt instrument - interest rate in case of default (in percentage)														19.00%
Debt instrument periodic payment principal						26,000
Accrued interest						14,000
Legal fees						$ 3,000
Forbearance fee					$ 10,000
Delivery Circle LLC | Class A Units
ACQUISITIONS
Number of membership interests acquired | shares				842,157
Delivery Circle LLC | Class P Units
ACQUISITIONS
Number of membership interests acquired | shares				207,843
Delivery Circle LLC | Series A Units
ACQUISITIONS
Number of membership interests acquired | shares				3,063
CER
ACQUISITIONS
Percentage of voting interest acquired													100.00%
Net loss of acquiree since acquisition date, actuals										369,000
Green Energy Gains
ACQUISITIONS
Goodwill			$ 259,347
Business combination, number of shares issued | shares			5,000
Percentage of equity interest in acquiree			60.00%
Number of common shares issued as merger consideration | shares			2,750
Share price of acquisition (in dollars per share) | $ / shares			$ 1.009
Minimum percentage of ownership			4.90%
Consideration transferred, equity interests issued and issuable			$ 161,440
Green Energy Gains | Owned Service Network
ACQUISITIONS
Revenue of acquiree since acquisition date, actuals										$ 128,000
Green Energy Gains | Greg Kendall
ACQUISITIONS
Percentage of equity interests acquired			40.00%
Number of common shares issued as merger consideration | shares			2,250
Share price of acquisition (in dollars per share) | $ / shares			$ 1.009